Taxes Payable (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Taxation
Schedule of current and deferred portions of income tax expense

	For the years ended March 31
	2021	2020
Current	$3,479,303	$3,338,886
Deferred	—	—
Income tax expense	$3,479,303	$3,338,886

	For the years ended March 31
	2019	2018
Current	$2,892,500	$2,004,711
Deferred	—	—
Income tax expense	$2,892,500	$2,004,711

Schedule of reconciliation of statutory income tax and effective tax

	For the years ended March 31,
	2021	2020
Income before income taxes	$6,977,308	$13,314,111
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$1,744,327	$3,328,528
Effect of tax exempt entity	1,232,710	—
Effect of previous year over-paid tax expense	498,924	—
Effect of non-tax deductible expenses	3,342	10,358
Income tax expense	$3,479,303	$3,338,886

	For the years ended March 31,
	2019	2018
Income before income taxes	11,567,558	8,014,679
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$2,891,890	$2,003,670
Effect of non-tax deductible expenses	610	1,041
Income tax expense	$2,892,500	$2,004,711

Schedule of taxes payable

	As of March 31,
	2021	2020
Income tax payable	$375,467	$477,466
VAT payable	54,961	58,897
Other tax payables	18,057	7,237
Total	$448,485	$543,600

	As of March 31,
	2019	2018
Income tax payable	$224,882	$631,565
VAT payable	134,172	57,720
Other tax payables	16,283	7,814
Total	$375,337	$697,099